Personnel expenses - Average number of employees (Details) - employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Personnel expense
Average number employees, women	120	117	121
Average number employees, men	121	126	131
Total average number of employees	241	243	252